UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04297
                                                     ---------

                                  Van Eck Funds
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       99 Park Ave. New York, NY          10016
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          -------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 212-687-5200
                                                           --------------

                         Date of fiscal year end: 12/31
                                                  ------
                        Date of reporting period: 3/31/06
                                                  -------

ITEM 1.  Schedule of Investments.

EMERGING MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

COUNTRY                        NO. OF SHARES             SECURITIES                                                      VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
ARGENTINA 1.4%
                                      62,000             Inversiones y Representaciones S.A.
                                                           (Sponsored GDR) +                                           $  734,700
                                                                                                                       ----------
BRAZIL 5.7%
                                     211,270             Investimentos Itau S.A.                                          917,716
                                      25,000             Petroleo Brasileiro S.A. (Sponsored ADR)                       2,166,750
                                                                                                                       ----------
                                                                                                                        3,084,466
                                                                                                                       ----------
CHINA 1.9%
                                   2,150,000             Norstar Founders Group Ltd. #                                  1,024,963
                                                                                                                       ----------
HONG KONG 7.1%
                                     600,000             Chen Hsong Holdings  #                                           370,901
                                     600,000             CNOOC Ltd. #                                                     467,317
                                     455,000             Kingboard Chemical Holdings Ltd. #                             1,371,975
                                     221,000             Lifestyle International Holdings Ltd. #                          378,642
                                   3,900,000             SNP Leefung Holdings Ltd. #                                      627,619
                                     350,000             Techtronic Industries Co. #                                      628,852
                                                                                                                       ----------
                                                                                                                        3,845,306
                                                                                                                       ----------
INDIA 2.5%
                                      37,000             Automotive Axles Ltd. #                                          580,557
                                      67,000             Bharti Televentures Ltd. + #                                     626,247
                                      25,000             Eicher Motors Ltd.                                               169,860
                                                                                                                       ----------
                                                                                                                        1,376,664
                                                                                                                       ----------
INDONESIA 2.5%
                                   8,800,000             PT Berlian Laju Tanker TBK  #                                  1,372,687
                                                                                                                       ----------
MALAYSIA 3.2%
                                     655,000             Dreamgate Corp. BHD                                              280,986
                                      54,660             MultiPurpose Holdings BHD Rights
                                                            (MYR 1.00, expiring 2/26/09) +                                  2,375
                                     420,000             Top Glove Corp. BHD                                              878,065
                                     175,000             Transmile Group BHD                                              603,432
                                                                                                                       ----------
                                                                                                                        1,764,858
                                                                                                                       ----------
MEXICO 5.6%
                                     175,000             Alsea, S.A. de C.V.                                              604,682
                                     601,800             Cintra, S.A. de C.V. +                                           193,563
                                     150,000             Corporacion GEO S.A. de C.V. (Series B) +                        572,059
                                      65,000             Gruma, S.A. de C.V. (Series B)                                   189,354
                                       1,400             Grupo Aeroportuario del Pacifico +                                44,730
                                     240,000             Grupo Financiero Banorte, S.A. de C.V.                           571,232
                                     135,000             Grupo Modelo, S.A. de C.V. (Series C)                            496,244
                                     295,000             Promotora Ambiental S.A. de CV +                                 393,360
                                                                                                                       ----------
                                                                                                                        3,065,224
                                                                                                                       ----------
RUSSIA 4.5%
                                      18,000             LUKOIL (Sponsored ADR)                                         1,497,600
                                      74,000             TNKBP Holding OJSC (USD) +                                       229,400
                                       3,000             VismpoAvisma Corp. (USD) #                                       692,410
                                                                                                                       ----------
                                                                                                                        2,419,410
                                                                                                                       ----------
SINGAPORE 3.3%
                                   1,100,000             Citiraya Industries Ltd. + #                                          --
                                     930,000             First Engineering Ltd. #                                         654,599
                                     950,000             Goodpack Ltd. #                                                1,098,293
                                      81,250             Goodpack Ltd. Warrants
                                                         (SGD 1.00, expiring 4/13/07) +                                    44,501
                                                                                                                       ----------
                                                                                                                        1,797,393
                                                                                                                       ----------
SOUTH AFRICA 10.2%
                                      54,000             Bidvest Group Ltd. #                                             995,407
                                      56,997             City Lodge Hotels Ltd. #                                         498,597
                                     429,600             FirstRand Ltd. #                                               1,389,115
                                      40,000             Naspers Ltd. #                                                   813,872
                                     180,000             Spar Group Ltd. #                                              1,114,678
                                      46,310             Sun International Ltd. #                                         739,074
                                                                                                                       ----------
                                                                                                                        5,550,743
                                                                                                                       ----------
SOUTH KOREA 23.4%
                                      23,500             From30 Co. Ltd. + #                                              484,332
                                      29,000             Hynix Semiconductor Inc. + #                                     856,316
                                     142,750             Kenertec Co. Ltd. #                                            1,123,878
                                      20,000             Kookmin Bank #                                                 1,714,247
                                      20,000             LS Industrial Systems Co. Ltd. #                                 685,458
                                       4,076             Samsung Electronics Co. Ltd. #                                 2,631,713
                                      66,000             SFA Engineering Corp. #                                        2,174,328
                                      56,254             STX Shipbuilding Co. Ltd. + #                                  1,097,922
                                     114,945             Taewoong Co. Ltd. #                                            1,922,637
                                                                                                                       ----------
                                                                                                                       12,690,831
                                                                                                                       ----------
TAIWAN 12.4%
                                     450,712             Advantech Co. Ltd. #                                           1,245,971
                                     250,000             Awea Mechantronic Co. Ltd. #                                     468,567
                                      96,000             Catcher Technology Co. Ltd. #                                    860,874
                                     487,000             Formosa Taffeta Co. #                                            253,672
                                     480,000             Gemtek Technology Corp. #                                        813,652
                                     160,000             Hola Home Furnishings Co., Ltd. #                                214,710
                                     170,248             Novatek Microelectronics Corp. Ltd. #                          1,208,084
                                   1,323,000             XAC Automation Corp. #                                         1,127,166
                                     320,000             Zyxel Communications Corp. #                                     534,812
                                                                                                                       ----------
                                                                                                                        6,727,508
                                                                                                                       ----------
THAILAND 1.5%
                                   3,878,240             Minor International PCL                                          813,059
                                     387,824             Minor International PCL Warrants
                                                           (THB 6.00, expiring 3/29/08) + #                                12,688
                                                                                                                       ----------
                                                                                                                          825,747
                                                                                                                       ----------
TURKEY 1.9%
                                      75,000             Enka Insaat ve Sanayi A.S. #                                   1,024,998
                                                                                                                       ----------

TOTAL COMMON STOCKS 87.1%
(Cost: $32,421,717)                                                                                                    47,305,498
                                                                                                                       ----------

PREFERRED STOCKS:
BRAZIL 3.3%
                                     650,000             Caemi Mineracao e Metalurgia S.A.                              1,150,416
                                     145,000             Randon Participacoes S.A.                                        628,512
                                                                                                                       ----------
TOTAL PREFERRED STOCKS 3.3 %
(Cost: $727,220)                                                                                                        1,778,928
                                                                                                                       ----------

                                        DATE OF
SHORT TERM OBLIGATIONS 7.4%             MATURITY           COUPON
--------------------------------------------------------------------------------
Repurchase  Agreement:
Purchased on 3/31/06;
Maturity value  $4,019,272
(with State Street Bank &
Trust Co., collateralized by
$4,210,000 Federal Home Loan
Mortgage Corp 3.75% due 08/15/08
with a value of $4,098,611.82
(Cost: $4,018,000)                      04/03/06            3.75%                                                       4,018,000
                                                                                                                       ----------

TOTAL INVESTMENTS 97.8%
(Cost: $37,166,937)                                                                                                    53,102,426

OTHER ASSETS LESS LIABILITIES 2.2%                                                                                      1,206,258
                                                                                                                       ----------
NET ASSETS 100.0%                                                                                                      54,308,684
                                                                                                                       ==========

GLOSSARY:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

+  Non income producing
# Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $35,901,830 which represented 66.1% of net assets.

Summary of Investments by Sector                               % of Net Assets
--------------------------------------------                   ---------------
Basic Materials                                                     6.4%
Communications                                                      5.1%
Consumer, Cyclical                                                 11.7%
Consumer, Non-cyclical                                              5.6%
Diversified                                                         3.5%
Energy                                                              8.0%
Financial                                                           8.1%
Industrial                                                         21.4%
Industrial - Machinery & Equipment                                  8.8%
Technology                                                         11.8%
Short-Term Obligations                                              7.4%
Other Assets & Liabilities:                                         2.2%
                                                               ---------
                                                                  100.0%
                                                               =========


Security Valuation--Securities traded on national or foreign exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities in which the Fund invests are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund's daily net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Board of Trustees believes to be the fair value of these securities as of 4:00 p.m. Eastern Time. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value of these securities.

GLOBAL HARD ASSETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

COUNTRY                             NO. OF SHARES          SECURITIES                                                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
ARGENTINA 0.3%
                                          193,000          Trefoil Ltd.  +                                          $   1,369,400
                                                                                                                    -------------

AUSTRALIA 5.7%
                                           26,846          BHP Billiton Ltd. #                                            534,222
                                          587,462          BHP Billiton Plc #                                          10,771,968
                                          744,000          Bluescope Steel Ltd. #                                       3,823,645
                                          329,215          Newcrest Mining Ltd. #                                       5,519,755
                                          542,500          Oil Search Ltd. #                                            1,531,104
                                           41,000          Rio Tinto Ltd. #                                             2,313,086
                                                                                                                    -------------
                                                                                                                       24,493,780
                                                                                                                    -------------

AUSTRIA 0.8%
                                           50,000          OMV AG  #                                                    3,343,687
                                                                                                                    -------------

BERMUDA 1.0%
                                          235,000          Ship Finance International Ltd. (USD)                        4,032,600
                                                                                                                    -------------

BRAZIL 3.0%
                                          180,200          Cia Vale do Rio Doce  (ADR)                                  8,745,106
                                           43,500          Petroleo Brasileiro S.A. (ADR)                               3,770,145
                                                                                                                    -------------
                                                                                                                       12,515,251
                                                                                                                    -------------

CANADA 17.6%
                                          191,000          Agnico-Eagle Mines Ltd. (USD)                                5,815,950
                                           20,000          Agnico-Eagle Mines Ltd. (USD) Warrants
                                                               ($19.00, expiring 11/07/07) +                              271,600
                                          167,500          Alcan, Inc.                                                  7,659,775
                                          178,296          Barrick Gold Corp.                                           4,856,783
                                          205,000          Bema Gold Corporation  +                                       905,767
                                          123,700          Bema Gold Corporation  +  R                                    546,553
                                          707,700          Brazilian Resources, Inc. +  #                                  62,477
                                           27,000          Brookfield Properties Corp.                                    915,991
                                          100,000          Cumberland Resources Ltd.  +                                   402,449
                                           29,138          Falconbridge Ltd.                                            1,019,711
                                          170,000          Find Energy Ltd. +                                           1,478,957
                                           37,000          First Capital Realty, Inc.                                     807,895
                                          103,000          First Quantum Minerals Ltd.                                  4,233,420
                                           30,000          FNX Mining Co. Inc. +  R                                       333,947
                                           71,000          Gammon Lake Resources, Inc. +                                1,271,841
                                          467,000          Killam Properties, Inc. +  R                                 1,187,644
                                          378,700          Kinross Gold Corp. (USD) +                                   4,139,191
                                          218,000          LionOre Mining International Ltd. +                            970,673
                                          575,000          Miramar Mining Corp. +                                       1,944,813
                                          360,000          Northern Orion Resources, Inc. +  R                          1,621,441
                                          301,500          Northern Orion Resources, Inc. Warrants
                                                               (CAD 2.00, expiring 5/29/08) +  R                          890,675
                                            7,800          NQL Energy Services, Inc. (Class A) +  R                        49,758
                                           72,500          Parkbridge Lifestyles Communities, Inc. +                      341,439
                                           58,800          Penn West Energy Trust                                       2,149,396
                                           52,200          Petro-Canada (USD)                                           2,484,198
                                          378,000          Petrolifera Petroleum Ltd. +  R                              3,964,973
                                            8,100          Petrolifera Petroleum Ltd. +                                    84,969
                                           44,550          Petrolifera Petroleum Ltd. Warrants
                                                               (CAD 1.50, expiring 9/11/06) +  R  #                       411,084
                                          148,500          Petrolifera Petroleum Ltd. Warrants
                                                               (CAD 3.00, expiring 5/8/07) +  R                         1,188,916
                                           11,400          Suncor Energy Inc.                                             874,926
                                           42,600          Suncor Energy, Inc. (USD)                                    3,281,052
                                          172,000          Talisman Energy, Inc.                                        9,134,255
                                           19,500          Talisman Energy, Inc. (USD)                                  1,037,010
                                           60,000          Teck Cominco Ltd.                                            3,860,427
                                           29,500          Tenke Mining Corp +                                            345,811
                                          182,600          Timberwest Forest Corp.                                      2,206,179
                                           34,600          Trican Well Service Ltd. +                                   1,577,643
                                                                                                                    -------------
                                                                                                                       74,329,589
                                                                                                                    -------------

FINLAND 0.2%
                                           67,500          Stora Enso Oyj (R Shares) #                                  1,035,573
                                                                                                                    -------------

HONG KONG 0.1%
                                           44,400          Sun Hung Kai Properties Ltd. #                                 450,322
                                                                                                                    -------------

INDONESIA 0.0%
                                          100,000          PT Medco Energi Internasional Tbk #                             45,612
                                                                                                                    -------------

NORWAY 2.0%
                                          485,000          SeaDrill Ltd + #                                             6,627,515
                                          106,500          Sinvest ASA + #                                              1,946,671
                                                                                                                    -------------
                                                                                                                        8,574,186
                                                                                                                    -------------

SOUTH AFRICA 1.5%
                                           45,000          Gold Fields Ltd. #                                             982,521
                                          238,600          Gold Fields Ltd. (Sponsored ADR)                             5,244,428
                                                                                                                    -------------
                                                                                                                        6,226,949
                                                                                                                    -------------

UNITED KINGDOM 3.7%
                                          508,000          Randgold Resources Ltd. (ADR) +                              9,230,360
                                          193,000          Xstrata PLC #                                                6,248,739
                                                                                                                    -------------
                                                                                                                       15,479,099
                                                                                                                    -------------

COUNTRY                             NO. OF SHARES          SECURITIES                                                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
UNITED STATES 57.1%
                                          676,500          AK Steel Holding Corp. +                                    10,147,500
                                           91,600          Alcoa, Inc.                                                  2,799,296
                                          359,300          Alpha Natural Resources, Inc. +                              8,314,202
                                           97,700          American Commercial Lines, Inc. +                            4,611,440
                                           47,800          Apache Corp.                                                 3,131,378
                                           96,000          Archer-Daniels-Midland Co.                                   3,230,400
                                           50,000          Ashland, Inc.                                                3,554,000
                                          108,700          Aventine Renewable Energy Holdings, Inc +  # R               2,337,050
                                          374,500          BJ Services Co.                                             12,957,700
                                          438,300          Bois d' Arc Energy, Inc +                                    7,297,695
                                           56,600          Bowater Inc.                                                 1,674,228
                                           55,000          Bunge Ltd.                                                   3,064,050
                                           13,100          Celanese Corp.                                                 274,707
                                           75,800          Century Aluminum Co. +                                       3,217,710
                                          157,100          CF Industries Holdings Inc                                   2,669,129
                                           52,000          Chicago Bridge & Iron Co. N.V.                               1,248,000
                                           78,000          ConocoPhillips                                               4,925,700
                                          439,300          Delta Petroleum Corp  +                                      9,234,086
                                           77,000          Dow Chemical Co.                                             3,126,200
                                          218,000          E.I. Du Pont de Nemours & Co.                                9,201,780
                                           84,400          ENSCO International, Inc.                                    4,342,380
                                           98,400          EOG Resources, Inc.                                          7,084,800
                                           58,100          Exxon Mobil Corp.                                            3,535,966
                                          155,100          FMC Technologies Inc. +                                      7,944,222
                                           66,200          Frontier Oil Corp                                            3,928,970
                                           82,900          Glamis Gold Ltd. +                                           2,709,172
                                          186,900          GlobalSantaFe Corp.                                         11,354,175
                                           42,000          Golden Star Resources Ltd. +                                   133,980
                                          153,200          Halliburton Co.                                             11,186,664
                                           89,800          Inco Ltd.                                                    4,480,122
                                           95,200          International Coal Group Inc. +                                927,248
                                           59,100          Longview Fibre Co.                                           1,527,144
                                           73,600          McDermott International, Inc. +                              4,007,520
                                          169,400          Mercer International, Inc. +                                 1,577,114
                                          102,750          Nabors Industries Ltd +                                      7,354,845
                                           80,958          National Oilwell Varco, Inc. +                               5,191,027
                                           76,500          Norfolk Southern Corp.                                       4,136,355
                                           28,600          Oil States International, Inc.  +                            1,053,910
                                          222,000          Powershares Global Water Portfolio                           4,013,760
                                          346,600          Southwestern Energy Co. +                                   11,157,054
                                           65,500          Temple-Inland, Inc.                                          2,918,025
                                          160,900          Todco (Class A)                                              6,341,069
                                           90,000          Transocean, Inc. +                                           7,227,000
                                          135,900          United States Steel Corp.                                    8,246,412
                                          111,600          Valero Energy Corp.                                          6,671,448
                                           50,800          Weyerhaeuser Co.                                             3,679,444
                                          262,200          XTO Energy, Inc.                                            11,424,054
                                                                                                                    -------------
                                                                                                                      241,170,131
                                                                                                                    -------------

TOTAL COMMON STOCKS 93.0%
(Cost: $271,451,107)                                                                                                  393,066,179
                                                                                                                    -------------

PREFERRED STOCK:
CANADA 0.1%                                 3,571          Falconbridge Ltd (Junior Preferred Series 1) (USD)              90,882
                                            3,571          Falconbridge Ltd (Junior Preferred Series 2) (USD)              90,364
                                            1,737          Falconbridge Ltd (Junior Preferred Series 3) (USD)              44,207
                                                                                                                    -------------
                                                                                                                          225,453
                                                                                                                    -------------

RUSSIA 0.2%
                                            7,800          Surgutneftegaz, Inc. (Sponsored ADR)                           912,600
                                                                                                                    -------------

TOTAL PREFERRED STOCKS 0.3%
(Cost: $229,011)                                                                                                        1,138,053
                                                                                                                    -------------

                                        DATE OF
SHORT TERM OBLIGATIONS 8.1%             MATURITY           COUPON
--------------------------------------------------------------------------------
Repurchase Agreement: Purchased on
03/31/2006; Maturity value
$34,144,667 (with State Street
Bank & Trust Co., collateralized by
$35,765,000 Federal Home Loan Mortgage
Corp 3.75% due 8/15/08 with a
value of $34,818,730)
(Cost: $34,134,000)                      04/03/06          3.75%                                                       34,134,000



TOTAL INVESTMENTS 101.4%
(Cost: $305,814,118)                                                                                                  428,338,232
OTHER ASSETS LESS LIABILITIES (1.4)%                                                                                   (6,052,777)
                                                                                                                    -------------
NET ASSETS 100.0%                                                                                                   $ 422,285,455
                                                                                                                    =============


GLOSSARY:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

+    Non income producing

# Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $47,985,031 which represented 11.4% of net assets.

R Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities are considered liquid, unless otherwise noted, and the market value amounted to $12,532,041 or 3.0% of total net assets.

Restricted securities held by the Fund are as follows:

                                                                                                                 VALUE AS % OF
  SECURITY                                   ACQUISITION DATE        ACQUISITION COST            VALUE             NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Aventine Renewable Energy Holdings, Inc.        12/12/2005             $ 1,413,100             $2,337,050              0.6%
Bema Gold Corporation                            12/6/2002                 151,624                546,553              0.1
FNX Mining Co., Inc.                             6/27/2002                  98,671                333,947              0.1
Killam Properties, Inc.                         11/11/2003                 599,288              1,187,644              0.3
Northern Orion Resources, Inc.                   5/16/2003                 343,486              1,621,441              0.4
Northern Orion Resources, Inc. Warrants (a)      5/16/2003                      --                890,675              0.2
NQL Drilling Tools, Inc.                         8/31/1999                  43,973                 49,758              0.0
Petrolifera Petroleum Limited                     3/7/2005                  50,787              3,964,973              0.9
Petrolifera Petroleum Limited Warrants (a)       11/2/2005                      --              1,188,916              0.3
Petrolifera Petroleum Limited Warrants (a)        3/7/2005                      --                411,084              0.1
                                                                                               ----------             ----
                                                                                               12,532,041              3.0%
                                                                                               ==========             ====


(a)    Illiquid security

Summary of Investments by Sector               % of Net Assets
----------------------------------------------------------------
Basic Materials                                     37.5%
Consumer, Cyclical                                   0.0%
Consumer, Non-Cyclical                               1.6%
Energy                                              48.8%
Financial                                            1.2%
Industrial                                           4.2%
Short-Term Obligations                               8.1%
Other Assets Less Liabilities                       -1.4%
                                                   -----
                                                   100.0%
                                                   =====

SECURITY VALUATION--Securities traded on national or foreign exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities in which the Fund invests are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund's daily net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Board of Trustees believes to be the fair value of these securities as of 4:00 p.m. Eastern Time. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value of these securities.

INTERNATIONAL INVESTORS GOLD FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

COUNTRY                        NO. OF SHARES             SECURITIES                                                      VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA 8.2%
                                    2,865,000            Adamus Resources Ltd. + #                                    $ 1,459,022
                                    6,273,788            Lihir Gold Ltd. + #                                           11,855,234
                                      909,685            Newcrest Mining Ltd. #                                        15,252,157
                                      422,000            Sino Gold Ltd. + #                                             1,289,568
                                   14,175,000            Tanami Gold NL + #                                             2,391,124
                                       49,503            Yilgarn Mining Ltd. + #                                            7,644
                                                                                                                      -----------
                                                                                                                       32,254,749
                                                                                                                      -----------
CANADA  56.5%
                                      847,800            AgnicoEagle Mines Ltd. (USD)                                  25,815,510
                                       79,590            AgnicoEagle Mines Ltd.                                         2,421,401
                                      195,000            Aquiline Resources, Inc. Warrants
                                                           (CAD 2.00, expiring 10/12/06)  + # R                           124,996
                                      640,000            Aquiline Resources, Inc. +  R                                  1,534,444
                                      650,000            Aurelian Resources, Inc. +                                       400,736
                                      100,000            Aurizon Mines Ltd. +                                             232,050
                                    3,050,000            Aurizon Mines Ltd. + R                                         7,077,536
                                    1,000,000            Axmin Inc. + R                                                   616,518
                                      289,638            Barrick Gold Corp.                                            7,889,739
                                      632,000            Bear Creek Mining Corp + R                                     3,073,819
                                      316,000            Bear Creek Mining Corp.  Warrants
                                                           (CAD 4.25, expiring 8/30/07)  +  #  R                          524,010
                                      920,000            Bema Gold Corp. (USD) +                                        4,075,600
                                      500,000            Bema Gold Corp. Warrants
                                                           (CAD 1.90, expiring 10/27/07) +                              1,489,917
                                      618,800            Brazauro Resources Corp. +                                       720,613
                                       78,000            Centerra Gold Inc. +                                           2,576,735
                                    1,200,000            Claude Resources, Inc. + R                                     1,222,760
                                      219,100            Cumberland Resources Ltd. +                                      881,766
                                    1,000,000            Cumberland Resources Ltd. + R                                  4,024,489
                                    1,800,000            Eldorado Gold Corp. +  R                                       8,692,897
                                      240,000            Gabriel Resources Ltd. +                                         513,765
                                      560,000            Gabriel Resources Ltd. + R                                     1,198,784
                                      280,000            Gabriel Resources Ltd. Warrants
                                                           (CAD 2.75, expiring 3/31/07)  +  R                             215,781
                                      735,000            Gammon Lake Resources, Inc. +                                 13,166,246
                                    2,271,000            Glencairn Gold Corp. +                                         1,186,205
                                       51,500            Goldcorp, Inc.                                                 1,506,833
                                       15,800            Goldcorp, Inc. (Class A) (USD)                                   462,150
                                    1,750,000            Goldcorp, Inc. Warrants
                                                           (CAD 6.60, expiring 5/30/07) +                              10,294,558
                                       24,000            Golden Star Resources Ltd. + R                                    75,832
                                      350,000            Great Basin Gold Ltd. +                                          779,210
                                      300,000            Great Basin Gold Ltd. +  R                                       667,894
                                      533,300            High River Gold Mines Ltd. +                                   1,073,130
                                    1,388,200            Iamgold Corp.                                                 11,946,235
                                      550,000            Ivanhoe Mines Ltd. +                                           5,227,555
                                    1,004,490            Kinross Gold Corp. + (USD)                                    10,979,076
                                      955,005            Kinross Gold Corp. +                                          10,409,910
                                      565,660            Meridian Gold, Inc. +                                         16,710,425
                                    1,080,000            Mexgold Resources, Inc. +                                      6,815,601
                                       50,000            Minefinders Corp. +                                              385,324
                                      450,000            Minefinders Corp. +  R                                         3,467,911
                                    1,917,300            Miramar Mining Corp. +                                         6,484,853
                                      245,000            New Gold Inc. + R                                              2,276,191
                                      572,000            Northern Orion Resources, Inc. +  R                            2,576,290
                                      536,000            Northern Orion Resources, Inc. Warrants
                                                           (CAD 2.00, expiring 5/29/08) + R                             1,583,423
                                      770,000            Northgate Minerals Corp. +                                     1,852,721
                                      500,000            Northgate Minerals Corp. + R                                   1,203,065
                                      166,666            Northgate Minerals Corp. Warrants
                                                           (CAD 3.00, expiring 12/28/06) + R                               59,225
                                    2,585,000            Orezone Resources, Inc. +                                      5,755,020
                                      226,759            Pan American Silver Corp. +                                    5,729,895
                                      118,380            Pan American Silver Corp. Warrants
                                                           (CAD 12.00, expiring 2/20/08) +                              1,888,444
                                      555,555            Red Back Mining, Inc. +                                        1,493,722
                                      503,000            Silver Wheaton Corp. +                                         5,375,211
                                    1,257,500            Silver Wheaton Corp. Warrants
                                                           (CAD 4.00, expiring 8/05/09) +                               1,905,874
                                      620,000            Silvercorp Metals, Inc. +                                     10,511,624
                                       66,600            Tenke Mining Corp. +                                             780,712
                                      260,000            Wesdome Gold Mines Ltd. +                                        487,563
                                      260,000            Wolfden Resources, Inc. +                                        834,867
                                      475,000            Wolfden Resources, Inc. + R                                    1,525,239
                                                                                                                      -----------
                                                                                                                      222,801,900
                                                                                                                      -----------
PERU  1.3%                            202,000            Cia de Minas Buenaventura S.A. (Series B) (ADR)                4,987,380
                                                                                                                      -----------
SOUTH AFRICA  7.9%                     40,000            Anglo Platinum Ltd. #                                          3,616,906
                                      785,162            Gold Fields Ltd. (Sponsored ADR)                              17,257,861
                                      650,000            Harmony Gold Mining Co. Ltd.  (Sponsored ADR) +               10,322,000
                                                                                                                      -----------
                                                                                                                       31,196,767
                                                                                                                      -----------
UNITED KINGDOM  6.1%                  850,000            Cluff Gold Ltd. +                                              1,078,056
                                       57,000            Lonmin Plc #                                                   2,635,899
                                    1,125,000            Randgold Resources Ltd. (ADR) +                               20,441,250
                                                                                                                      -----------
                                                                                                                       24,155,205
                                                                                                                      -----------
UNITED STATES  13.0%                6,640,000            Capital Gold Corp.  +                                          2,456,800
                                    1,660,000            Capital Gold Corp.  Warrants
                                                         (USD 0.30, expiring 8/31/07)  +  #                               197,872
                                    1,100,000            Crystallex International Corp. +                               4,521,000
                                      710,300            Glamis Gold Ltd. +                                            23,212,604
                                      287,400            Hecla Mining Co. +                                             1,899,714
                                      150,000            Metallica Resources, Inc. (CAD) +                                491,930
                                    1,460,000            Metallica Resources, Inc. (CAD) +  R                           4,788,115
                                       30,000            Metallica Resources, Inc.  +                                      98,700
                                      255,000            Metallica Resources, Inc. (CAD) Warrants
                                                           (CAD 3.10, expiring 12/11/08)  +  R                            314,424
                                      180,000            Newmont Mining Corp.                                           9,340,200
                                      109,100            Royal Gold, Inc.                                               3,948,329
                                                                                                                      -----------
                                                                                                                       51,269,688
                                                                                                                      -----------
TOTAL COMMON STOCKS 93.0%
(Cost: $126,514,942)                                                                                                  366,665,689
                                                                                                                      -----------
CORPORATE NOTES:
(Cost: $3,000,000)
SOUTH AFRICA  0.7%
                                    3,000,000            Durban Roodeport Deep Ltd. (USD)
                                                            6.00% 11/12/06 Senior Convertible Note (144A) R             2,801,250
                                                                                                                      -----------

                                        DATE OF            INTEREST
SHORT TERM OBLIGATIONS 6.1%             MATURITY             RATE
--------------------------------------------------------------------------------
Repurchase Agreement: Purchased on
3/31/06; maturity value 24,272,684
(with State Street Bank & Trust Co.,
collateralized by $25,425,000
Federal Home Loan Bank 3.75%
due 8/15/08 with a value of
$24,752,305) (Cost $24,265,000)          4/3/2006            3.75%                                                     24,265,000
                                                                                                                      -----------

TOTAL INVESTMENTS 99.8%
(Cost: $153,779,942)                                                                                                  393,731,939
Other assets less liabilities  0.2%                                                                                       620,203
                                                                                                                      -----------
NET ASSETS 100.0%                                                                                                     394,352,142
                                                                                                                      ===========

GLOSSARY:
ADR - American Depositary Receipt

+    Non income producing

# Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $39,354,432, which represented 10.0% of net assets.

R Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities are considered liquid, unless otherwise noted, and the market value amounted to $49,644,893 or 12.6% of total net assets.

Restricted securities held by the Fund are as follows:


                                                 ACQUISITION                                                     VALUE AS % OF
    SECURITY                                         DATE               ACQUISITION COST           VALUE           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Aquiline Resources, Inc.                            9/27/05                   791,710            1,534,444           0.4%
Aquiline Resources Inc. Warrants  (a)               9/27/05                        --              124,996           0.0%
Aurizon Mines Ltd.                                  3/27/02                 1,529,444            7,077,536           1.8%
Axmin Inc.                                         11/16/01                   157,230              616,518           0.2%
Bear Creek Mining Corp.                             8/15/05                 1,716,196            3,073,819           0.8%
Bear Creek Mining Corp. Warrants (a)                8/15/05                        --              524,010           0.1%
Claude Resources, Inc.                              3/28/05                   760,456            1,222,760           0.3%
Cumberland Resources Ltd.                           7/28/00                 1,349,412            4,024,489           1.0%
Durban Roodeport Deep Ltd. (USD) Note (a)           11/4/02                 3,000,000            2,801,250           0.7%
Eldorado Gold Corp.                                  2/5/02                   475,113            8,692,897           2.2%
Gabriel Resources Ltd.                              3/17/05                   930,608            1,198,784           0.3%
Gabriel Resources Ltd. Warrants (a)                 3/17/05                        --              215,781           0.1%
Golden Star Resources Ltd.                          7/18/02                    29,780               75,832           0.0%
Great Basin Gold Ltd.                               5/28/02                   293,351              667,894           0.2%
Metallica Resources, Inc.                           2/25/03                 1,814,032            4,788,115           1.2%
Metallica Resources, Inc. Warrants (a)              2/13/04                        --              314,424           0.1%
Minefinders Corp.                                   3/20/02                   652,585            3,467,911           0.9%
New Gold Inc                                       10/21/03                 1,316,193            2,276,191           0.6%
Northern Orion Resources, Inc.                      5/16/03                   545,761            2,576,290           0.6%
Northern Orion Resources, Inc. Warrants (a)         5/16/03                        --            1,583,423           0.4%
Northgate Minerals Corp.                           10/16/02                   349,920            1,203,065           0.3%
Northgate Minerals Corp. Warrants (a)                6/7/02                        --               59,225           0.0%
Wolfden Resources, Inc.                             9/18/03                 1,308,684            1,525,239           0.4%
                                                                                              --------------------------
                                                                                              $ 49,644,893          12.6%
                                                                                              ==========================

  (a)    Illiquid security

                                                % of Net
Summary of Investments by Industry               Assets
------------------------------------------------------------
Gold                                              85.3%
Silver                                             6.4%
Copper                                             1.2%
Platinum                                           0.8%
Short Term Investments                             6.1%
Other assets less liabilities                      0.2%
                                                 -----
                                                 100.0%
                                                 =====


SECURITY VALUATION--Securities traded on national or foreign exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities in which the Fund invests are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund's daily net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund's securities, the Fund may adjust the previous closing prices to reflect what the Board of Trustees believes to be the fair value of these securities as of 4:00 p.m. Eastern Time. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Portfolio Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value of these securities.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By Bruce J. Smith, Chief Financial Officer,   Van Eck Funds

     /s/ Bruce J. Smith
     ----------------------

Date: May 30, 2006
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds
     ------------------------------------------------------------

Date: May 30, 2006
     -------------------

By   /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds
     ----------------------------------------------------------

Date: May 30, 2006
     ------------------